S000006018 [Member] Investment Objectives and Goals - Versatile Bond Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Versatile Bond Portfolio June 1, 2026 PORTFOLIO SUMMARY Class A — PRVDX | Class C — PRVHX | Class I — PRVBX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Versatile Bond Portfolio seeks to earn high current income.